Intangible assets - Summary of Movement of Goodwill (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Beginning balance	£ 8,389	£ 8,453
Impairment losses for the year	237	63	£ 38
Ending balance	7,610	8,389	8,453
Cost
Reconciliation of changes in goodwill [abstract]
Beginning balance	11,979	12,144
Additions	27	319
Disposals	(466)	0
Exchange adjustments	(146)	(484)
Ending balance	11,394	11,979	12,144
Accumulated impairment losses
Reconciliation of changes in goodwill [abstract]
Beginning balance	(3,590)	(3,691)
Impairment losses for the year	237	63	38
Exchange adjustments	(43)	(164)
Ending balance	£ (3,784)	£ (3,590)	£ (3,691)